Wages, Salaries and Benefits	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Wages, salaries and benefits
8	Wages, salaries and benefits

	2021	2020	2019
	RMB million	RMB million	RMB million
Wages, salaries, bonuses and allowances	15,776	16,412	19,385
Employee welfare and benefits	435	128	143
Pension (Note 39(a))	2,412	2,149	2,571
Medical insurance (note (i))	982	725	789
Staff housing fund (note (ii))	1,265	1,195	1,056
Staff housing allowances (note (iii))	186	214	186
Early retirement benefits (note (iv))	5	4	22

	21,061	20,827	24,152

Notes:

(i)	Medical insurance
Majority of the Group’s PRC employees participate in the medical insurance schemes organised by municipal governments.

(ii)	Staff housing fund
In accordance with the relevant PRC housing regulations, the Group is required to contribute to the state-sponsored housing fund for its employees. At the same time, the employees are required to contribute an amount equal to the Group’s contribution. The employees are entitled to claim the entire sum of the fund contributed under certain specified withdrawal circumstances. The Group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits.

(iii)	Staff housing allowances
The Group also provides staff housing allowances in cash to eligible employees. The total entitlement of an eligible employee is principally provided over a period of 20 years. Upon an eligible employee’s resignation or retirement, his or her entitlement would cease and any unpaid entitlement related to past service up to the date of resignation or retirement would be paid.

(iv)	Early retirement benefits
The Group implements an early retirement scheme which allows eligible employees to early retire on a voluntary basis. The Group undertakes the obligations to pay the early retirement employees’ basic salaries and certain welfare in the future on a monthly basis according to the early retirement scheme, together with social insurance and housing fund pursuant to the regulation of the local government. The benefits of the early retirement scheme are calculated based on factors including the remaining number of years of service from the date of early retirement to the normal retirement date and the benefits the early retirement employees enjoyed. The present value of the future cash flows expected to be required to settle the obligations is recognised as a provision in “other long-term liabilities”.

(v)	Directors’ and executive’s remuneration
Directors’ and executive’s remuneration for the year, disclosed pursuant to the Listing Rules, section 383(1)(a), (b), (c) and (f) of the Hong Kong Companies Ordinance and Part 2 of the Companies (Disclosure of Information about Benefits of Directors) Regulation, is as follows:

	2021	2020	2019
	RMB million	RMB million	RMB million
Fees	620	460	805
Other emoluments:
Salaries, allowances and benefits in kind	1,616	2,906	665
Performance related bonuses*	—	—	—
Pension scheme contributions	52	61	21

	2,288	3,427	1,491

*	No executive directors of the Company are entitled to bonus payments which are determined as percentage of the profit after tax of the Group.
2021

	Fees	Salaries, allowances and benefits in kind	Performance related bonuses	Pension scheme contributions	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors
Liu Shaoyong*	—	—	—	—	—
Li Yangmin*	—	—	—	—	—
Tang Bing*	—	—	—	—	—
Lin Wanli**	—	—	—	—	—
Jiang Jiang*****	—	—	—	—	—
Independent non-executive Directors
Cai Hongping	200	—	—	—	200
Dong Xuebo	80	—	—	—	80
Sun Zheng**	120	—	—	—	120
Lu Xiongwen**	120	—	—	—	120
Shao Ruiqing***	100	—	—	—	100
Supervisors
Guo Lijun**	—	1,082	—	31	1,113
Fang Zhaoya*	—	—	—	—	—
Zhou Huaxin*****	—	534	—	21	555

Total	620	1,616	—	52	2,288

(v)	Directors’ and executive’s remuneration
2020

	Fees	Salaries, allowances and benefits in kind	Performance related bonuses	Pension scheme contributions	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors
Liu Shaoyong*	—	—	—	—	—
Wang Junjin***	—	—	—	—	—
Li Yangmin*	—	—	—	—	—
Tang Bing*	—	—	—	—	—
Yuan Jun*&***	—	—	—	—	—
Jiang Jiang*****	—	2,325	—	36	2,361
Independent non-executive Directors
Lin Wanli***	—	—	—	—	—
Shao Ruiqing	200	—	—	—	200
Cai Hongping	200	—	—	—	200
Dong Xuebo	60	—	—	—	60
Supervisors
Xi Sheng* &***	—	—	—	—	—
Gao Feng***	—	536	—	23	559
Zhou Huaxin*****	—	45	—	2	47
Fang Zhaoya*	—	—	—	—	—

Total	460	2,906	—	61	3,427

(v)	Directors’ and executive’s remuneration
2019

	Fees	Salaries, allowances and benefits in kind	Performance related bonuses	Pension scheme contributions	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors
Liu Shaoyong*	—	—	—	—	—
Ma Xulun* & ****	—	—	—	—	—
Wang Junjin**	—	—	—	—	—
Li Yangmin* & **	—	—	—	—	—
Tang Bing* & **	—	—	—	—	—
Yuan Jun*	—	—	—	—	—
Independent non-executive Directors
Lin Wanli	—	—	—	—	—
Li Ruoshan***	200	—	—	—	200
Ma Weihua***	200	—	—	—	200
Shao Ruiqing	200	—	—	—	200
Cai Hongping	200	—	—	—	200
Dong Xuebo**	5	—	—	—	5
Supervisors
Xi Sheng*	—	—	—	—	—
Gao Feng	—	665	—	21	686
Li Jinde*&***	—	—	—	—	—
Fang Zhaoya* & **	—	—	—	—	—

Total	805	665	—	21	1,491

*
These directors and supervisors of the Company received emoluments from CEA Holding, the parent company, part of which were in respect of their services to the Company and its subsidiaries. No apportionment has been made as it is impracticable to apportion those amounts between their services to the Group and their services to CEA Holding.

**	These directors and supervisors of the Company were newly appointed or elected during the years ended December 31, 2021,2020 and 2019, respectively.
***	These directors and supervisors of the Company resigned during the years ended December 31, 2021, 2020 and 2019, respectively.
****	Mr. Ma Xulun resigned on February 1, 2019.
*****
Mr. Jiang Jiang was newly appointed as Employee Representative Director on December 28, 2020 and Mr. Zhou Huaxin was newly appointed as Supervisor on December 10, 2020. Their salaries, allowances and benefits in kind were listed as being Managers.

During the years ended December 31, 2021, 2020 and 2019, no directors and supervisors waived their emoluments.

(f)	Five highest paid individuals
Nil of the Company’s directors and supervisors was among the five highest paid individuals in the Group for the year ended December 31, 2021 (2020: One, 2019: Nil). The emoluments payable to the five highest paid individuals were as follows:

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Wages, salaries and allowances	8,537	10,495	11,413
Performance related bonuses*	—	—	—
Pension scheme contributions	185	172	185

	8,722	10,667	11,598

*	None of the above highest paid individuals are entitled to bonus payments which are determined as a percentage of the profit after tax of the Group.
The number of five highest paid individuals whose emoluments fell within the following bands is as follows:

	2021	2020	2019
HK$2,000,001 to HK$2,500,000	5	2	2
HK$2,500,001 to HK$3,000,000	—	3	2
HK$3,000,001 to HK$3,500,000	—	—	1
During the year ended December 31, 2021, no emoluments were paid by the Group to the directors, supervisors and the five highest paid individuals as an inducement to join or upon joining the Group, or as a compensation for loss of office (2020: Nil, 2019: Nil).